[Canada Life Logo]




August, 2002





Dear Policyowner:

Enclosed is the Varifund Semi-Annual Report for the period ending June 30, 2002. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Canada Life's Prestige Series variable products to meet your financial needs.

Sincerely,


/s/ Ronald E. Beettam
---------------------
Ronald E. Beettam

Encl.






                                     [The Canada Life Assurance Company address]




Variable Products are issued by Canada Life Insurance Company of America And offered through its subsidiary, Canada Life of America Financial Services, Inc. (Member NASD) 6201 Powers Ferry Road, N.W., Atlanta, Georgia 30339 *
(800) 829-7099

The attached are incorporated by reference herein to the semi-annual reports filed by and on behalf of the following:

THE ALGER AMERICAN FUND, filed  August 22, 2002
         Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

BERGER INSTITUTIONAL PRODUCTS TRUST, filed August 22, 2002
         Portfolios which include: Berger IPT-International Fund; Small Company Growth

DREYFUS VARIABLE INVESTMENT FUND, filed  August 28, 2002
         Portfolios which include: Dreyfus VIF Growth and Income; Dreyfus Appreciation

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC., filed August 27, 2002
         Portfolios which include: Dreyfus Socially Responsible Growth

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed  August 20, 2002
         Portfolios which include: Fidelity VIP Growth

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity VIP High Income

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity VIP Overseas

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity Investment Grade Bond, Fidelity Money Market

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity VIP Asset Manager

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity VIP Index 500; Fidelity VIP
         Contrafund

FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND, filed August 20, 2002
         Portfolios which include: Fidelity VIP Growth Opportunities

GOLDMAN SACHS FUNDS, filed  August 23, 2002
         Portfolios which include: VIT Capital Growth, VIT Core U.S. Equity Portfolio, VIT Growth & Income

LEVCO SERIES TRUST, filed August 21, 2002
         Portfolios which include:  Levco Equity Value Fund

SELIGMAN PORTFOLIOS, INC., filed August 29, 2002
         Portfolios which include: Communications and Information, Frontier, Global Technology and Small Cap Value

THE MONTGOMERY FUNDS III, filed August 28, 2002
         Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund

VAN ECK WORLDWIDE INSURANCE TRUST, filed August 16, 2002
         Portfolios which include: Van Eck Worldwide Emerging Markets Fund and Van Eck Worldwide Real Estate Fund

                                                               CANADA LIFE
V     A     R     I     F     U     N     D     (R)               [LOGO]   A       N         N       U      I     T     Y
--------------------------------------------------------------             -------------------------------------------------
V A R I A B L E  S U B - A C C O U N T  P E R F O R M A N C E              Average Annual Total Returns For Periods Ending
                                                                           June 30, 2002
                                                                           Assuming Contract is Surrendered At End Of Period

                                                                                                              ONE
PORTFOLIO TYPE                        PORTFOLIO                                               YTD            YEAR
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth                Alger American Leveraged AllCap                           (26.00)%        (31.24)%
                                 Alger American Small Capitalization                       (20.27)%        (29.93)%
                                 Berger Small Company Growth                               (35.07)%        (50.20)%
                                 Seligman Frontier                                         (17.31)%        (21.87)%
                                 Seligman Small Cap Value (Class 2)                         (7.79)%           N/A

                                 -------------------------------------------------------------------------------------
Equity Portfolios                Alger American Growth                                     (24.36)%        (30.82)%
                                 Alger American MidCap Growth                              (22.01)%        (25.22)%
                                 Dreyfus Capital Appreciation                              (14.74)%        (18.33)%
                                 Dreyfus Socially Responsible                              (23.12)%        (31.77)%
                                 Fidelity VIP Growth                                       (25.23)%        (32.88)%
                                 Fidelity VIP II Contrafund                                 (6.89)%        (10.12)%
                                 Fidelity VIP II Index 500                                 (19.30)%        (24.96)%
                                 Fidelity VIP III Growth Opportunities                     (19.25)%        (25.19)%
                                 Goldman Sachs CORE U.S. Equity                            (20.18)%           N/A
                                 Goldman Sachs VIT Capital Growth                          (22.81)%           N/A
                                 Montgomery Growth                                         (22.72)%        (30.37)%

                                 -------------------------------------------------------------------------------------
Growth & Income                  Dreyfus Growth & Income                                   (21.26)%        (26.64)%
                                 Goldman Sachs VIT Growth & Income                         (10.26)%           N/A

                                 -------------------------------------------------------------------------------------
International                    Berger-IPT International                                   (9.84)%        (17.56)%
                                 Fidelity VIP Overseas                                      (8.58)%        (19.84)%
                                 Montgomery Emerging Markets                                (6.52)%        (10.79)%

                                 -------------------------------------------------------------------------------------
Speciality Portfolio             Seligman Communications & Information                     (34.51)%        (39.70)%
                                 Seligman Global Technology Portfolio (Class 2)            (29.00)%           N/A

                                 -------------------------------------------------------------------------------------
Balanced                         Fidelity VIP II Asset Manager                             (14.42)%        (15.59)%

                                 -------------------------------------------------------------------------------------
Fixed Income Portfolios          Fidelity Investment Grade Bond                             (2.96)%         1.07 %
                                 Fidelity VIP High Income                                  (10.49)%        (15.80)%


                                 -------------------------------------------------------------------------------------
Money Market                     Fidelity Money Market - current yield 1.70%*               (5.22)%         (4.41)%


                                                                                           THREE              FIVE
PORTFOLIO TYPE                        PORTFOLIO                                             YEAR              YEAR
----------------------------------------------------------------------------------------------------------------------
Aggressive Growth                Alger American Leveraged AllCap                           (13.77)%           6.56%
                                 Alger American Small Capitalization                       (21.28)%          (6.28)%
                                 Berger Small Company Growth                               (13.26)%            N/A
                                 Seligman Frontier                                          (8.07)%          (5.45)%
                                 Seligman Small Cap Value (Class 2)                           N/A              N/A

                                 -------------------------------------------------------------------------------------
Equity Portfolios                Alger American Growth                                     (14.19)%           3.64%
                                 Alger American MidCap Growth                               (2.98)%           7.64%
                                 Dreyfus Capital Appreciation                               (8.28)%            N/A
                                 Dreyfus Socially Responsible                              (16.36)%          (0.82)%
                                 Fidelity VIP Growth                                       (14.02)%           2.26%
                                 Fidelity VIP II Contrafund                                 (6.24)%            N/A
                                 Fidelity VIP II Index 500                                 (12.64)%           1.38%
                                 Fidelity VIP III Growth Opportunities                     (18.97)%            N/A
                                 Goldman Sachs CORE U.S. Equity                               N/A              N/A
                                 Goldman Sachs VIT Capital Growth                             N/A              N/A
                                 Montgomery Growth                                         (18.72)%          (5.86)%

                                 -------------------------------------------------------------------------------------
Growth & Income                  Dreyfus Growth & Income                                   (10.03)%          (0.69)%
                                 Goldman Sachs VIT Growth & Income                            N/A              N/A

                                 -------------------------------------------------------------------------------------
International                    Berger-IPT International                                  (8.34)%           (1.22)%
                                 Fidelity VIP Overseas                                     (9.54)%           (2.88)%
                                 Montgomery Emerging Markets                               (9.11)%          (13.17)%

                                 -------------------------------------------------------------------------------------
Speciality Portfolio             Seligman Communications & Information                    (12.90)%            4.69%
                                 Seligman Global Technology Portfolio (Class 2)              N/A               N/A

                                 -------------------------------------------------------------------------------------
Balanced                         Fidelity VIP II Asset Manager                             (6.86)             1.21%

                                 -------------------------------------------------------------------------------------
Fixed Income Portfolios          Fidelity Investment Grade Bond                             4.71%             4.72%
                                 Fidelity VIP High Income                                 (16.50)%           (7.96)%


                                 -------------------------------------------------------------------------------------
Money Market                     Fidelity Money Market - current yield 1.70%*               1.55%             2.59%

                                                                                                 SINCE        SUB-ACCOUNT
                                                                                     TEN       SUB-ACCT        INCEPTION
PORTFOLIO TYPE                        PORTFOLIO                                      YEAR      INCEPTION          DATE
-------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                Alger American Leveraged AllCap                     N/A         7.14%         05/01/1996
                                 Alger American Small Capitalization                 N/A        (5.79)%        05/01/1996
                                 Berger Small Company Growth                         N/A        (8.05)%        05/01/1998
                                 Seligman Frontier                                   N/A         3.01%         05/01/1995
                                 Seligman Small Cap Value (Class 2)                  N/A        11.85%         05/01/2001

                                 ----------------------------------------------------------------------------------------
Equity Portfolios                Alger American Growth                               N/A         6.47%         05/01/1996
                                 Alger American MidCap Growth                        N/A         7.29%         05/01/1996
                                 Dreyfus Capital Appreciation                        N/A        (0.88)%        05/01/1998
                                 Dreyfus Socially Responsible                        N/A         3.90%         05/01/1996
                                 Fidelity VIP Growth                                 N/A         8.75%         05/01/1994
                                 Fidelity VIP II Contrafund                          N/A         2.08%         05/01/1998
                                 Fidelity VIP II Index 500                           N/A         6.69%         05/01/1996
                                 Fidelity VIP III Growth Opportunities               N/A        (8.59)%        05/01/1998
                                 Goldman Sachs CORE U.S. Equity                      N/A       (19.35)%        05/01/2001
                                 Goldman Sachs VIT Capital Growth                    N/A       (22.86)%        05/01/2001
                                 Montgomery Growth                                   N/A        (3.25)%        05/01/1997

                                 ----------------------------------------------------------------------------------------
Growth & Income                  Dreyfus Growth & Income                             N/A         2.31%         05/01/1996
                                 Goldman Sachs VIT Growth & Income                   N/A        (8.84)%        05/01/2001

                                 ----------------------------------------------------------------------------------------
International                    Berger-IPT International                            N/A        (1.43)%        05/01/1997
                                 Fidelity VIP Overseas                               N/A         2.11%         05/01/1994
                                 Montgomery Emerging Markets                         N/A        (7.40)%        05/01/1996

                                 ----------------------------------------------------------------------------------------
Speciality Portfolio             Seligman Communications & Information               N/A         7.90%         05/01/1995
                                 Seligman Global Technology Portfolio (Class 2)      N/A       (38.92)%        05/01/2001

                                 ----------------------------------------------------------------------------------------
Balanced                         Fidelity VIP II Asset Manager                       N/A         5.23%         05/01/1994

                                 ----------------------------------------------------------------------------------------
Fixed Income Portfolios          Fidelity Investment Grade Bond                     5.31%        5.73%         12/04/1989
                                 Fidelity VIP High Income                            N/A        (0.37)%        05/01/1994


                                 ----------------------------------------------------------------------------------------
Money Market                     Fidelity Money Market - current yield 1.70%*       2.73%        2.99%         12/04/1989

*The Fidelity Money Market fund's yield quotation more closely reflects the current earnings to the fund than the total return. Fidelity Money Market Portfolio current yield (annualized yield for a seven day period ended June 30, 2002) is 1.70%. VariFund Fixed Account 1 year rate was 3.25% as of July 1, 2002. The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may flucuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 333-2542 Ext. 4595 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global investing such as currency fluctuations, foreign taxation, differences in financial reporting practices and changes in political conditions. There are specific risks associated with emerging markets as the funds tend to be much more volatile than the U.S. market due to relative immaturity and occasional instability. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There is also a greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources. The securities in which the Fidelty High Income portfolio invests are subject to risks associated with interest rate changes, foreign exposures and due to investing in value stocks and lower-quality debt securities which are subject to higher risks than investment grade bonds.

(NOT VALID WITHOUT ACCOMPANYING "STANDARDIZED" PERFORMANCE RETURNS.)

Date of first use November 30, 2001

                                                                           VAPR

                                                               CANADA LIFE
V     A     R     I     F     U     N     D     (R)               [LOGO]   A       N         N       U      I     T     Y
--------------------------------------------------------------             -------------------------------------------------
V A R I A B L E  S U B - A C C O U N T  P E R F O R M A N C E              Average Annual Total Returns For Periods Ending
                                                                           June 30, 2002
                                                                           Assuming Contract Continues

                                                                                                              ONE
PORTFOLIO TYPE                        PORTFOLIO                                               YTD            YEAR
---------------------------------------------------------------------------------------------------------------------
Aggressive Growth                Alger American Leveraged AllCap                           (20.60)%        (25.84)%
                                 Alger American Small Capitalization                       (14.87)%        (24.53)%
                                 Berger Small Company Growth                               (29.67)%        (44.80)%
                                 Seligman Frontier                                         (11.91)%        (16.47)%
                                 Seligman Small Cap Value (Class 2)                         (2.39)%           N/A

                                 ------------------------------------------------------------------------------------
Equity Portfolios                Alger American Growth                                     (18.96)%        (25.42)%
                                 Alger American MidCap Growth                              (16.61)%        (19.82)%
                                 Dreyfus Capital Appreciation                               (9.34)%        (12.93)%
                                 Dreyfus Socially Responsible                              (17.72)%        (26.37)%
                                 Fidelity VIP Growth                                       (19.83)%        (27.48)%
                                 Fidelity VIP II Contrafund                                 (1.49)%         (4.72)%
                                 Fidelity VIP II Index 500                                 (13.90)%        (19.56)%
                                 Fidelity VIP III Growth Opportunities                     (13.85)%        (19.79)%
                                 Goldman Sachs CORE U.S. Equity                            (14.78)%           N/A
                                 Goldman Sachs VIT Capital Growth                          (17.41)%           N/A
                                 Montgomery Growth                                         (17.32)%        (24.97)%

                                 ------------------------------------------------------------------------------------
Growth & Income                  Dreyfus Growth & Income                                   (15.86)%        (21.24)%
                                 Goldman Sachs VIT Growth & Income                          (4.86)%           N/A

                                 ------------------------------------------------------------------------------------
International                    Berger-IPT International                                   (4.44)%        (12.16)%
                                 Fidelity VIP Overseas                                      (3.18)%        (14.44)%
                                 Montgomery Emerging Markets                                (1.12)%         (5.39)%

                                 ------------------------------------------------------------------------------------
Speciality Portfolio             Seligman Communications & Information                     (29.11)%        (34.30)%
                                 Seligman Global Technology Portfolio (Class 2)            (23.60)%           N/A

                                 ------------------------------------------------------------------------------------
Balanced                         Fidelity VIP II Asset Manager                              (9.02)%        (10.19)%

                                 ------------------------------------------------------------------------------------
Fixed Income Portfolios          Fidelity Investment Grade Bond                              2.44%           6.47%
                                 Fidelity VIP High Income                                   (5.09)%        (10.40)%


                                 ------------------------------------------------------------------------------------
Money Market                     Fidelity Money Market - current yield 1.70%*                0.18%           0.99%


                                                                                          THREE          FIVE
PORTFOLIO TYPE                        PORTFOLIO                                            YEAR          YEAR
---------------------------------------------------------------------------------------------------------------
Aggressive Growth                Alger American Leveraged AllCap                         (11.80)%       6.97%
                                 Alger American Small Capitalization                     (18.93)%      (5.59)%
                                 Berger Small Company Growth                             (11.18)%        N/A
                                 Seligman Frontier                                       (6.33)%       (4.79)%
                                 Seligman Small Cap Value (Class 2)                        N/A           N/A

                                 ------------------------------------------------------------------------------
Equity Portfolios                Alger American Growth                                   (12.20)%       4.10%
                                 Alger American MidCap Growth                            (1.41)%        8.04%
                                 Dreyfus Capital Appreciation                            (6.53)%         N/A
                                 Dreyfus Socially Responsible                            (14.27)%      (0.27)%
                                 Fidelity VIP Growth                                     (12.04)%       2.75%
                                 Fidelity VIP II Contrafund                              (4.56)%         N/A
                                 Fidelity VIP II Index 500                               (10.72)%       1.88%
                                 Fidelity VIP III Growth Opportunities                   (16.74)%        N/A
                                 Goldman Sachs CORE U.S. Equity                            N/A           N/A
                                 Goldman Sachs VIT Capital Growth                          N/A           N/A
                                 Montgomery Growth                                       (16.51)%      (5.19)%

                                 ------------------------------------------------------------------------------
Growth & Income                  Dreyfus Growth & Income                                 (8.21)%       (0.14)%
                                 Goldman Sachs VIT Growth & Income                         N/A           N/A

                                 ------------------------------------------------------------------------------
International                    Berger-IPT International                                (6.59)%       (1.22)%
                                 Fidelity VIP Overseas                                   (7.74)%       (2.28)%
                                 Montgomery Emerging Markets                             (7.33)%       (12.24)%

                                 ------------------------------------------------------------------------------
Speciality Portfolio             Seligman Communications & Information                   (10.97)%       5.13%
                                 Seligman Global Technology Portfolio (Class 2)            N/A           N/A

                                 ------------------------------------------------------------------------------
Balanced                         Fidelity VIP II Asset Manager                           (5.16)%        1.72%

                                 ------------------------------------------------------------------------------
Fixed Income Portfolios          Fidelity Investment Grade Bond                           6.06%         5.17%
                                 Fidelity VIP High Income                                (14.40)%      (7.22)%


                                 ------------------------------------------------------------------------------
Money Market                     Fidelity Money Market - current yield 1.70%*             2.98%         3.08%

                                                                                                       SINCE       SUB-ACCOUNT
                                                                                           TEN       SUB-ACCT       INCEPTION
PORTFOLIO TYPE                        PORTFOLIO                                            YEAR      INCEPTION         DATE
------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                Alger American Leveraged AllCap                           N/A         7.14%        05/01/1996
                                 Alger American Small Capitalization                       N/A        (5.79)%       05/01/1996
                                 Berger Small Company Growth                               N/A        (8.05)%       05/01/1998
                                 Seligman Frontier                                         N/A         3.01%        05/01/1995
                                 Seligman Small Cap Value (Class 2)                        N/A        14.58%        05/01/2001

                                 ---------------------------------------------------------------------------------------------
Equity Portfolios                Alger American Growth                                     N/A         6.47%        05/01/1996
                                 Alger American MidCap Growth                              N/A         7.29%        05/01/1996
                                 Dreyfus Capital Appreciation                              N/A        (0.88)%       05/01/1998
                                 Dreyfus Socially Responsible                              N/A         3.90%        05/01/1996
                                 Fidelity VIP Growth                                       N/A         8.75%        05/01/1994
                                 Fidelity VIP II Contrafund                                N/A         2.08%        05/01/1998
                                 Fidelity VIP II Index 500                                 N/A         6.69%        05/01/1996
                                 Fidelity VIP III Growth Opportunities                     N/A        (8.59)%       05/01/1998
                                 Goldman Sachs CORE U.S. Equity                            N/A        (2.03)%       05/01/2001
                                 Goldman Sachs VIT Capital Growth                          N/A        (2.79)%       05/01/2001
                                 Montgomery Growth                                         N/A        (2.85)%       05/01/1997

                                 ---------------------------------------------------------------------------------------------
Growth & Income                  Dreyfus Growth & Income                                   N/A         2.31%        05/01/1996
                                 Goldman Sachs VIT Growth & Income                         N/A        (3.25)%       05/01/2001

                                 ---------------------------------------------------------------------------------------------
International                    Berger-IPT International                                  N/A        (0.88)%       05/01/1997
                                 Fidelity VIP Overseas                                     N/A         2.11%        05/01/1994
                                 Montgomery Emerging Markets                               N/A        (6.98)%       05/01/1996

                                 ---------------------------------------------------------------------------------------------
Speciality Portfolio             Seligman Communications & Information                     N/A         7.90%        05/01/1995
                                 Seligman Global Technology Portfolio (Class 2)            N/A       (34.75)%       05/01/2001

                                 ---------------------------------------------------------------------------------------------
Balanced                         Fidelity VIP II Asset Manager                             N/A         5.23%        05/01/1994

                                 ---------------------------------------------------------------------------------------------
Fixed Income Portfolios          Fidelity Investment Grade Bond                           5.31%        5.73%        12/04/1989
                                 Fidelity VIP High Income                                  N/A        (0.37)%       05/01/1994


                                 ---------------------------------------------------------------------------------------------
Money Market                     Fidelity Money Market - current yield 1.70%*             2.73%        2.99%        12/04/1989

*The Fidelity Money Market fund's yield quotation more closely reflects the current earnings to the fund than the total return. Fidelity Money Market Portfolio current yield (annualized yield for a seven day period ended May 31, 2002) is 1.70%. VariFund Fixed Account 1 year rate was 3.25% as of JuLy 1, 2002. The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may flucuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of America at (800) 333-2542 Ext. 4595 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global investing such as currency fluctuations, foreign taxation, differences in financial reporting practices and changes in political conditions. There are specific risks associated with emerging markets as the funds tend to be much more volatile than the U.S. market due to relative immaturity and occasional instability. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There is also a greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources. The securities in which the Fidelty High Income portfolio invests are subject to risks associated with interest rate changes, foreign exposures and due to investing in value stocks and lower-quality debt securities which are subject to higher risks than investment grade bonds.

(NOT VALID WITHOUT ACCOMPANYING "STANDARDIZED" PERFORMANCE RETURNS.)

Date of first use November 30, 2001

                                                                           VAPR